Restructuring Charges	12 Months Ended
Dec. 31, 2021
Restructuring and Related Activities [Abstract]
Restructuring Charges
20. Restructuring Charges
During 2021, the Company recorded restructuring charges of $1.8 million (2020 – $10.7 million, 2019 – $8.4 million).

The restructuring charges in 2021 primarily related to costs associated with the expected termination of contract for the Sevan Hummingbird FPSO.

The restructuring charges in 2020 primarily related to the cessation of production of the Petrojarl Banff FPSO unit in June 2020, and the restructuring of the Company's tanker services and operations. In addition, the restructuring charges for the year ended December 31, 2020 also related to severance costs resulting from the termination of the management contract for a FSO unit based in Australia (the severance costs were partially recoverable from the customer and the recovery was presented in revenue), and severance costs resulting from the reorganization and realignment of resources of the Company's shared service function of which a portion of the costs were recovered from the customer, Altera (see Note 13), and the recovery was presented in revenue.

The restructuring charges in 2019 primarily related to severance costs resulting from the termination of certain management contracts in Teekay Parent of which these costs were fully recovered from the customer, and the recovery is presented in revenue and severance costs resulting from the reorganization and realignment of resources of the Company's shared service function.
At December 31, 2021 and 2020, $4.7 million and $1.7 million, respectively, of restructuring liabilities were recorded in accrued liabilities on the consolidated balance sheets. Included in the restructuring liability as at December 31, 2021, are costs related to the reorganization and realignment of resources of the Company's shared service function, following the sale of the Teekay Gas Business, the majority of which will be paid for by the Teekay Gas Business as part of the sale transaction (see Note 23).